Loss Per Ordinary Share (“EPS”) (Details) - $ / shares	Jun. 02, 2025	Jun. 30, 2026	Jun. 30, 2025
Loss Per Ordinary Share (“EPS”) [Line Items]
Par value per share (in Dollars per share)		$ 0.0015	$ 0.0015
Shares issued		1,765,256	1,765,256
Shares outstanding		1,765,256	1,765,256
ARB IOT Group Limited [Member]
Loss Per Ordinary Share (“EPS”) [Line Items]
Shares outstanding	15
Ordinary Shares [Member]
Loss Per Ordinary Share (“EPS”) [Line Items]
Par value per share (in Dollars per share)	$ 0.0015
Shares issued	1
Shares outstanding	1
Ordinary Shares [Member] | Top of Range [Member]
Loss Per Ordinary Share (“EPS”) [Line Items]
Shares issued	15
Ordinary shares	26,437,500
Ordinary Shares [Member] | Bottom of Range [Member]
Loss Per Ordinary Share (“EPS”) [Line Items]
Shares issued	1
Ordinary shares	1,765,256
Ordinary Shares [Member] | ARB IOT Group Limited [Member]
Loss Per Ordinary Share (“EPS”) [Line Items]
Par value per share (in Dollars per share)	$ 0.0015